Trading derivatives	12 Months Ended
Dec. 31, 2025
Derivatives [Abstract]
Trading derivatives	Trading derivatives
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2025, 2024 and 2023 is as follows:

EUR million
	2025		2024		2023
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives
Interest rate risk
Forward rate agreements	1,995,070	(32)	1,992,413	13	829,913	3
Interest rate swaps	6,166,278	6,324	6,127,812	6,364	5,381,966	5,514
Options, futures and other derivatives	470,659	(472)	377,285	(297)	398,519	(51)
Credit risk
Credit default swaps	64,924	(3,135)	41,111	(572)	22,462	(86)
Foreign currency risk
Foreign currency purchases and sales	611,850	1,282	514,268	595	471,955	33
Foreign currency options	160,421	441	221,159	528	77,934	288
Currency swaps	682,350	2,526	625,765	(838)	586,405	(581)
Securities and commodities derivatives and other	98,588	(547)	78,328	554	68,664	619
Total	10,250,140	6,387	9,978,141	6,347	7,837,818	5,739